              --------------------------------------------------
                                 SMITH BARNEY
                         MASSACHUSETTS MUNICIPALS FUND
              --------------------------------------------------

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  MAY 31, 2001



                        [LOGO SMITH BARNEY MUTUAL FUNDS]

                 Your Serious Money. Professionally Managed./SM/
                            Smith Barney Mutual Funds
                   Your Serious Money, Professionally Managed.

            --------------------------------------------------------
             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
            --------------------------------------------------------

[PHOTO]
HEATH B. MCLENDON
Chairman

[PHOTO]
PETER M. COFFEY
Vice President and Investment Officer

Dear Shareholder,
We are pleased to provide the semi-annual report for the Smith Barney Massachusetts Municipals Fund Inc. ("Fund") for the period ended May 31, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. We hope you find this information to be useful and informative.

Performance Update

For the six months ended May 31, 2001, the Fund's Class A shares, without and with sales charges, returned 4.69% and 0.54%, respectively. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")/1/ and Lipper Inc. ("Lipper")/2/ peer group of Massachusetts municipal debt funds returned 4.73% and 4.18%, respectively, for the same period. Notably, the Fund's performance placed it in the first quartile of its Lipper peer group. Past performance is not indicative of future results.

Market Review

The Fund's performance during the reporting period reflects a modest decline in long-term municipal yields. The decline in long-term municipal yields benefited the Fund, which was a holder of such securities. (Typically, as bond yields decrease, prices increase.) The yield on the Bond Buyer 25 Revenue Bond Index ("Bond Buyer Index")/3/ declined to 5.61% from 5.74% during the period. The decline in long-term rates was concentrated in the first two months of the period. Long-term rates have actually increased since the Fed began its program of easing short-term interest rates in January 2001. Long-term treasury bonds experienced increases in yield from approximately 5.50% to 5.75%, and the

--------
1 The Lehman Index is a broad measure of the municipal bond market with maturities of at least one year. Please note an investor cannot invest directly in an index.
2 Lipper is an independent mutual fund tracking organization. The Fund's calculation of the Lipper peer group average includes the reinvestment of all capital gains and dividends without the effects of sales charges.
3 The Bond Buyer is a daily newspaper covering news in the world of Public
  Finance. The 25 revenue bond index compiled by the Bond Buyer is an arithmetic average of the yields on 25 municipal revenue bonds rated A1 by Moody's Investors Service, Inc. The weekly average is updated every Thursday at 4:00 PM.

1 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

Bond Buyer Index went from a low of 5.32% on January 11, 2001 to 5.61% on May 31, 2001.

Massachusetts Economic Highlights/4/

The State of Massachusetts has a diverse, vibrant and broad economic base, driven by its high technology, health care, education and financial services sectors. While the State carries a high debt service burden, it also has high wealth and income levels. Massachusetts general obligation bonds continue to be rated in the double A category by both major rating agencies (Aa2 by Moody's Investors Service, Inc. and AA- by Standard & Poor's Ratings Service).

Investment Strategy

The Fund seeks to provide Massachusetts investors with the maximum amount of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital./5/ The Fund invests primarily in investment-grade/6/ municipal securities.

During the period, the Fund's performance benefited from its substantial commitment to lower-coupon bonds that were trading at a discount from face value, as well as from a narrowing in credit quality yield spreads/7/ between medium grade and high grade municipals--particularly in the hospital and life care sectors. Over the last few months, we have been reducing our commitment to lower-coupon bonds with particular emphasis on medium grade credits. During the period we sold a substantial sum of medium grade credits (i.e., bonds rated in the A and BBB categories) with an average coupon of 5.60%, and purchased a substantial amount of similarly rated bonds with an average coupon of 6.40%. In general, we prefer to have higher coupon bonds rated toward the lower end of the investment grade credit quality spectrum.

Market Outlook

Looking ahead, we are optimistic about the market for municipal securities. We expect inflation to remain subdued in the coming months. Though inflation indicators have been creeping up, most of this appears to be energy-related. In fact, oil and natural gas prices have recently begun to decline. We also expect that the Federal Reserve Board will reduce short-term rates once or twice more

--------
4 Sources: Moody's Investors Service, Inc., Standard & Poor's Ratings Service,
  Fitch IBCA, Duff & Phelps.
5 Please note a portion of the income from the Fund may be subject to the
  Alternative Minimum Tax ("AMT").
6 Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's
  Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or have an equivalent rating by any nationally recognized statistical ratings organization, or are determined by the Fund's Board of Director's to be of equivalent quality.
7 Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.


2 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders
during the summer. We expect the economy to recover with the help of monetary stimulus and the recently enacted tax cuts, but think the rebound will take a little longer and be less robust than is generally anticipated.

Thank you for investing in the Smith Barney Massachusetts Municipals Fund.

Sincerely,

/s/ Heath B. McLendon         /s/ Peter M. Coffey
Heath B. McLendon             Peter M. Coffey
Chairman                      Vice President and
                              Investment Officer

June 15, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 12 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holding is as of May 31, 2001 and is subject to change.



3 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance -- Class A Shares


               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain    Return      Total
Period Ended of Period of Period Dividends Distributions of Capital  Returns/(1)/

----------------------------------------------------------------------------------
5/31/01       $12.35    $12.60     $0.33       $0.00       $0.00        4.69%+
---------------------------------------------------------------------------------
11/30/00       12.09     12.35      0.65        0.00        0.00        7.79
---------------------------------------------------------------------------------
11/30/99       13.32     12.09      0.62        0.00        0.00       (4.73)
---------------------------------------------------------------------------------
11/30/98       13.18     13.32      0.65        0.20        0.00        7.66
---------------------------------------------------------------------------------
11/30/97       12.99     13.18      0.67        0.12        0.00        7.85
---------------------------------------------------------------------------------
11/30/96       12.96     12.99      0.67        0.00        0.00        5.65
---------------------------------------------------------------------------------
11/30/95       11.35     12.96      0.69        0.00        0.00       20.73
---------------------------------------------------------------------------------
11/30/94       13.26     11.35      0.70        0.06        0.00       (9.07)
---------------------------------------------------------------------------------
11/30/93       12.63     13.26      0.74        0.07        0.00       11.74
---------------------------------------------------------------------------------
11/30/92       12.28     12.63      0.77        0.04        0.04       10.06
---------------------------------------------------------------------------------
11/30/91       11.81     12.28      0.84        0.00        0.01       11.57
---------------------------------------------------------------------------------
Total                              $7.33       $0.49       $0.05
---------------------------------------------------------------------------------

 Historical Performance -- Class B Shares

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)/

-------------------------------------------------------------------------------------------
5/31/01                $12.35    $12.59     $0.29       $0.00       $0.00        4.33%+
------------------------------------------------------------------------------------------
11/30/00                12.08     12.35      0.58        0.00        0.00        7.26
------------------------------------------------------------------------------------------
11/30/99                13.30     12.08      0.55        0.00        0.00       (5.18)
------------------------------------------------------------------------------------------
11/30/98                13.17     13.30      0.58        0.20        0.00        7.05
------------------------------------------------------------------------------------------
11/30/97                12.99     13.17      0.61        0.12        0.00        7.25
------------------------------------------------------------------------------------------
11/30/96                12.96     12.99      0.61        0.00        0.00        5.14
------------------------------------------------------------------------------------------
11/30/95                11.35     12.96      0.63        0.00        0.00       20.15
------------------------------------------------------------------------------------------
11/30/94                13.26     11.35      0.64        0.06        0.00       (9.50)
------------------------------------------------------------------------------------------
11/30/93                12.63     13.26      0.68        0.07        0.00       11.09
------------------------------------------------------------------------------------------
Inception* - 11/30/92   12.52     12.63      0.05        0.00        0.00        1.29+
------------------------------------------------------------------------------------------
Total                                       $5.22       $0.45       $0.00
------------------------------------------------------------------------------------------




4 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance -- Class L Shares



                       Net Asset Value
                     -------------------
                     Beginning    End     Income   Capital Gain    Return      Total
Period Ended         of Period of Period Dividends Distributions of Capital  Returns/(1)/

------------------------------------------------------------------------------------------
5/31/01               $12.33    $12.58     $0.29       $0.00       $0.00        4.40%+
-----------------------------------------------------------------------------------------
11/30/00               12.07     12.33      0.57        0.00        0.00        7.14
-----------------------------------------------------------------------------------------
11/30/99               13.30     12.07      0.55        0.00        0.00       (5.28)
-----------------------------------------------------------------------------------------
11/30/98               13.16     13.30      0.58        0.20        0.00        7.11
-----------------------------------------------------------------------------------------
11/30/97               12.98     13.16      0.60        0.12        0.00        7.21
-----------------------------------------------------------------------------------------
11/30/96               12.95     12.98      0.60        0.00        0.00        5.09
-----------------------------------------------------------------------------------------
11/30/95               11.35     12.95      0.63        0.00        0.00       20.04
-----------------------------------------------------------------------------------------
Inception* -11/30/94   11.34     11.35      0.04        0.00        0.00        0.40+
-----------------------------------------------------------------------------------------
Total                                      $3.86       $0.32       $0.00
-----------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

 Average Annual Total Returns

                            Without Sales Charges/(1)/
                           --------------------------
                           Class A   Class B  Class L

-------------------------------------------------------
Six Months Ended 5/31/01+    4.69%     4.33%    4.40%
-----------------------------------------------------
Year Ended 5/31/01          12.99     12.28    12.25
-----------------------------------------------------
Five Years Ended 5/31/01     5.90      5.33     5.29
-----------------------------------------------------
Ten Years Ended 5/31/01      6.50       N/A      N/A
-----------------------------------------------------
Inception* through 5/31/01   7.24      5.39     6.82
-----------------------------------------------------
                             With Sales Charges/(2)/
                           --------------------------
                           Class A   Class B  Class L

-------------------------------------------------------
Six Months Ended 5/31/01+    0.54%    (0.17)%   2.40%
-----------------------------------------------------
Year Ended 5/31/01           8.47      7.78    10.12
-----------------------------------------------------
Five Years Ended 5/31/01     5.04      5.17     5.07
-----------------------------------------------------
Ten Years Ended 5/31/01      6.07       N/A      N/A
-----------------------------------------------------
Inception* through 5/31/01   6.91      5.39     6.66
-----------------------------------------------------


5 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Cumulative Total Returns


                                             Without Sales Charges/(1)/

        ----------------------------------------------------------------
        Class A (5/31/91 through 5/31/01)              87.79%
        ---------------------------------------------------------------
        Class B (Inception* through 5/31/01)           56.71
        ---------------------------------------------------------------
        Class L (Inception* through 5/31/01)           54.11
        ---------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception dates for Class A, B and L shares are December 21, 1987, November 6, 1992 and November 10, 1994, respectively.


6 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance (unaudited)



                 Growth of $10,000 Invested in Class A Shares of
               the Smith Barney Massachusetts Municipals Fund vs.
                    Lehman Brothers Municipal Bond Index and
                  Lipper Massachusetts Municipal Fund Average+
            --------------------------------------------------------

                              May 1991 -- May 2001
                                     [CHART]

           Smith Barney                                  Lipper
          Massachusetts      Lehman Brothers         Massachusetts
         Municipals Fund   Municipal Bond Index  Municipal Fund Average

May 1991      9,602               10,000                 10,000
Nov 1991     10,127               10,501                 10,511
Nov 1992     11,145               11,554                 11,589
Nov 1993     12,454               12,834                 12,943
Nov 1994     11,325               12,161                 12,020
Nov 1995     13,672               14,460                 14,241
Nov 1996     14,444               15,309                 14,955
Nov 1997     15,578               16,407                 15,939
Nov 1998     16,772               17,957                 16,951
Nov 1999     15,978               17,766                 16,352
Nov 0000     17,222               19,218                 17,758
May 2001     18,030               20,127                 18,500

+Hypothetical illustration of $10,000 invested in Class A shares on May 31, 1991, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 2001. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Massachusetts Municipal Fund Average is composed of the Fund's peer group of mutual funds (56 funds as of May 31, 2001). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


7 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Portfolio Highlights (unaudited)

                               Industry Breakdown*


                                     [CHART]
                           3.6% Escrowed to Maturity
                           9.0% Transportation
                          23.8% Industrial Development
                          13.9% Education
                           9.4% Life Care Systems
                           3.0% Miscellaneous
                           1.6% Pollution Control
                           7.9% General Obligation
                           3.2% Housing: Multi-Family
                           4.9% Housing: Single-Family
                          19.7% Hospitals

                  Summary of Investments by Combined Ratings*

                                  Standard &   Percentage of
                  Moody's  and/or   Poor's   Total Investments
                 ---------------------------------------------
                    Aaa              AAA            42.7%
                    Aa               AA             15.7
                     A                A              9.9
                    Baa              BBB            13.9
                    Ba               BB              3.5
                    NR               NR             14.3
                                                   -----
                                                   100.0%
                                                   =====


--------
*As a percentage of total investments. All information is as of May 31, 2001.
 Please note that holdings are subject to change.


8 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited)                               May 31, 2001


                FACE
               AMOUNT                RATING(a)                            SECURITY                               VALUE

--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%
Education -- 13.9%
$                             70,000 A         Massachusetts Educational Loan Authority, Issue D, Series A,
                                                7.650% due 1/1/07 (b)                                          $   70,231
                           2,800,000 Aaa*      Massachusetts State College Building Authority Project Revenue,
                                                Capital Appreciation, Series A, MBIA-Insured,
                                                zero coupon due 5/1/22                                            910,000
                                               Massachusetts State Development Finance Agency Revenue:
                           1,000,000 A           Curry College, Series A, ACA-Insured, 6.000% due 3/1/31          996,250
                           1,000,000 AAA         Western New England College, AMBAC-Insured,
                                                  5.250% due 7/1/20                                             1,000,000
                                               Massachusetts State Health & Educational Facilities Authority
                                                Revenue:
                                                  Massachusetts Institute of Technology:
                           1,000,000 AAA           Series I-1, 5.200% due 1/1/28                                  993,750
                           1,000,000 AAA           Series I-2, 4.750% due 1/1/28                                  902,500
                           1,000,000 AAA          Northeastern University, Series I, MBIA-Insured,
                                                   5.000% due 10/1/29                                             940,000
                           1,000,000 AA-          Tufts University, Series I, 5.500% due 2/15/36                1,015,000
                                               Massachusetts State Industrial Finance Agency Revenue:
                           1,000,000 BBB         Dana Hall School Issue, 5.900% due 7/1/27                        967,500
                             500,000 AAA         Southeastern Massachusetts University, Series A,
                                                  AMBAC-Insured, 5.900% due 5/1/12                                534,375
                             665,000 A           University Virgin Islands, Series A, ACA-Insured,
                                                  6.000% due 12/1/19                                              684,119
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                9,013,725
--------------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity (c) -- 3.6%
                           1,840,000 AAA       Boston Water & Sewer Community Revenue,
                                                10.875% due 1/1/09                                              2,313,800
--------------------------------------------------------------------------------------------------------------------------
General Obligation -- 7.9%
                             250,000 AAA       Groveland GO, AMBAC-Insured, 6.850% due 6/15/06                    255,217
                             470,000 AAA       Haverhill Revenue Bonds, Series A, AMBAC-Insured,
                                                6.700% due 9/1/10                                                 482,587
                                               Massachusetts State, GO, Series C, MBIA-Insured:
                           1,000,000 AAA         5.250% due 10/1/20                                             1,003,750
                           1,750,000 AAA         Zero coupon due 8/1/18                                           708,750
                             250,000 AAA       North Reading GO, MBIA-Insured, 6.875% due 6/15/07                 255,223
                             795,000 Aaa*      Plymouth County GO, COP, Series A, 6.750% due 10/1/04 (d)          849,656
                           1,000,000 Aaa*      Quaboag Regional School District, State Qualified, FSA-Insured,
                                                5.500% due 6/1/20                                               1,027,500
                             500,000 AAA       Salem GO, AMBAC-Insured, 6.800% due 8/15/10 (d)                    512,855
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,095,538
--------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



9 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                   May 31, 2001

   FACE
  AMOUNT    RATING(a)                          SECURITY                             VALUE

---------------------------------------------------------------------------------------------
Hospitals -- 19.7%
                      Massachusetts State Health & Educational Facilities
                       Authority Revenue:
$   750,000 A3*          Addison Gilbert Hospital, Series C, 5.750% due 7/1/23   $   720,000
  1,000,000 AAA          Beth Israel Deaconess Medical Center, Series G-4,
                          AMBAC-Insured, 7.255% due 7/1/25 (e)                     1,038,750
    250,000 BBB-         Beth Israel Hospital, Series E, 7.000% due 7/1/14           247,812
  1,250,000 BBB+         Cape Cod Healthcare, Series B, 5.450% due 11/15/23        1,068,750
    750,000 Baa3*        Central New England Health Systems, Series A,
                          6.300% due 8/1/18                                          687,188
    895,000 NR           Christopher House Inc., Series A, 6.875% due 1/1/29         811,094
  1,490,000 BBB+         Jordan Hospital, Series D, 5.375% due 10/1/28             1,242,287
  1,000,000 BB           Learning Center for Deaf Children, Series C,
                          6.100% due 7/1/19                                          920,000
    500,000 AAA          Medical Center of Central Massachusetts, Series B,
                          AMBAC-Insured, 8.320% due 6/23/22 (e)                      595,000
  1,750,000 Ba2*         Saint Memorial Medical Center, Series A,
                          6.000% due 10/1/23                                       1,358,437
  1,500,000 BBB          UMASS Memorial, Series C, 6.625% due 7/1/32               1,488,750
    700,000 AAA          Valley Regional Health System, Series C,
                          CONNIE LEE-Insured, 7.000% due 7/1/06                      794,500
  1,000,000 BBB          Winchester Hospital, Series E, 6.750% due 7/1/30          1,015,000
    750,000 Aa2*         Youville House, FHA-Insured, Project A,
                          6.050% due 2/15/29                                         772,500
---------------------------------------------------------------------------------------------
                                                                                  12,760,068
---------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.2%
                      Framingham Housing Authority, Mortgage Revenue, Beaver
                       Terrace Apartments, Series A, GNMA-Collateralized:
  1,000,000 AAA          6.350% due 2/20/32                                        1,060,000
  1,000,000 NR           6.650% due 2/20/32                                        1,027,790
---------------------------------------------------------------------------------------------
                                                                                   2,087,790
---------------------------------------------------------------------------------------------
Housing: Single-Family -- 4.9%
                      Massachusetts State HFA, Housing Revenue,
                       Single-Family Housing:
    855,000 AA           Series 31, 6.450% due 12/1/16                               894,544
  2,145,000 AA           Series 38, 7.200% due 12/1/26 (b)                         2,260,294
---------------------------------------------------------------------------------------------
                                                                                   3,154,838
---------------------------------------------------------------------------------------------
Industrial Development -- 23.8%
                      Boston Industrial Development Financing Authority Revenue:
  1,000,000 NR          First Mortgage, Springhouse Inc., 5.875% due 7/1/18,         826,250
    980,000 AAA         North End Community Nursing Home, Refunding Bonds,
                         Series A, FHA-Insured, 6.450% due 8/1/37                  1,150,275


                      See Notes to Financial Statements.



10 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                   May 31, 2001


                   FACE
                  AMOUNT                    RATING(a)                             SECURITY

--------------------------------------------------------------------------------------------------------------------------
 Industrial Development -- 23.8% (continued)
$1,000,000                                  NR          Roundhouse Hospitality, LLC Project,
                                                         7.875% due 3/1/25 (b)
                                                      Massachusetts State Development Financing Agency Revenue:
                                  1,000,000 AA          Applewild School Issue, Asset-Guaranteed, 5.750% due 8/1/29
 1,105,000                                  AA          Assumption College, Series A, Asset-Guaranteed,
                                                         5.750% due 3/1/20
 1,000,000                                  A           Biomedical Research, Series C, 6.250% due 8/1/20
 1,550,000                                  NR          Chestnut Knoll Project A, 5.625% due 2/15/25
 1,000,000                                  A-          Devens Electric Systems, 6.000% due 12/1/30
 1,300,000                                  BBB-        Edgecombe Project, First Mortgage, Series A,
                                                         6.750% due 7/1/26
 1,000,000                                  NR          Health Care Facility Alliance, Series A, 7.100% due 7/1/32
 1,000,000                                  AA          May Institute Inc., Asset-Guaranteed, 5.750% due 9/1/29
 1,000,000                                  NR          Salem Community Corp., Series B, 8.250% due 12/1/30
 1,000,000                                  AAA         VOA Concord, Series A, GNMA-Collateralized,
                                                         6.900% due 10/20/41
 1,000,000                                  AA          Worcester Redevelopment Authority Issue, Asset-Guaranteed,
                                                         5.250% due 6/1/19
                                                      Massachusetts State Industrial Finance Agency,
                                                        Resource Recovery Revenue, Series A:
   250,000                                  BBB+         Refusetech Inc. Project, 6.300% due 7/1/05
   500,000                                  NR           S.E. Massachusetts Project, 9.000% due 7/1/15 (d)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 Life Care Systems -- 9.4%
                                                      Massachusetts Industrial Finance Agency Revenue Health
                                                       Care Facilities:
 1,130,000                                  AAA          Arbors at Taunton Project, Assisted Living Facilities Revenue,
                                                          GNMA-Collateralized, 5.500% due 6/20/40 (b)
 1,400,000                                  AAA          Briscoe House Assisted Living, Series A, FHA-Insured,
                                                          7.125% due 2/1/36 (b)
 1,365,000                                  AAA          Chelsea Jewish Nursing Home, Series A, FHA-Insured,
                                                          6.500% due 8/1/37
 2,000,000                                  A+           Jewish Geriatric Services, Series B, 5.500% due 5/15/27
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 Miscellaneous -- 3.0%
 1,000,000                                  NR        Northern Mariana Islands, Commonwealth, Series A,
                                                       7.375% due 6/1/30
 1,000,000                                  NR        Virgin Islands Public Finance Authority Revenue, Series
                                                       5.750% due 10/1/13
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                            SECURITY                                   VALUE

--------------------------------------------------------------------------------

  Roundhouse Hospitality, LLC Project,
   7.875% due 3/1/25 (b)                                            $ 1,016,250
Massachusetts State Development Financing Agency Revenue:
  Applewild School Issue, Asset-Guaranteed, 5.750% due 8/1/29       1,017,500
  Assumption College, Series A, Asset-Guaranteed,
   5.750% due 3/1/20                                                  1,140,912
  Biomedical Research, Series C, 6.250% due 8/1/20                  1,035,000
  Chestnut Knoll Project A, 5.625% due 2/15/25                      1,207,063
  Devens Electric Systems, 6.000% due 12/1/30                         980,000
  Edgecombe Project, First Mortgage, Series A,
   6.750% due 7/1/26                                                  1,282,125
  Health Care Facility Alliance, Series A, 7.100% due 7/1/32          910,000
  May Institute Inc., Asset-Guaranteed, 5.750% due 9/1/29           1,017,500
  Salem Community Corp., Series B, 8.250% due 12/1/30                 991,250
  VOA Concord, Series A, GNMA-Collateralized,
   6.900% due 10/20/41                                                1,137,500
  Worcester Redevelopment Authority Issue, Asset-Guaranteed,
   5.250% due 6/1/19                                                    980,000
Massachusetts State Industrial Finance Agency,
  Resource Recovery Revenue, Series A:
   Refusetech Inc. Project, 6.300% due 7/1/05                        263,750
   S.E. Massachusetts Project, 9.000% due 7/1/15 (d)                 516,205

                                                                     15,471,580


Massachusetts Industrial Finance Agency Revenue Health
 Care Facilities:
   Arbors at Taunton Project, Assisted Living Facilities Revenue,
    GNMA-Collateralized, 5.500% due 6/20/40 (b)                       1,111,638
   Briscoe House Assisted Living, Series A, FHA-Insured,
    7.125% due 2/1/36 (b)                                             1,557,500
   Chelsea Jewish Nursing Home, Series A, FHA-Insured,
    6.500% due 8/1/37                                                 1,467,375
   Jewish Geriatric Services, Series B, 5.500% due 5/15/27         1,952,500

                                                                      6,089,013


Northern Mariana Islands, Commonwealth, Series A,
 7.375% due 6/1/30                                                    1,018,750
Virgin Islands Public Finance Authority Revenue, Series
 5.750% due 10/1/13                                                     970,000

                                                                      1,988,750



                      See Notes to Financial Statements.



11 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                   May 31, 2001

           FACE
          AMOUNT           RATING(a)                          SECURITY                                VALUE

---------------------------------------------------------------------------------------------------------------
 Pollution Control -- 1.6%
$                1,000,000 AA+       Massachusetts State Water Pollution, Series A,
                                      6.375% due 2/1/15                                            $ 1,065,000
--------------------------------------------------------------------------------------------------------------
 Transportation -- 9.0%
                   750,000 BBB       Guam Airport Authority Revenue, Series A,
                                      6.500% due 10/1/23                                               788,437
                                     Massachusetts State Turnpike Authority,
                                      Metropolitan Highway System Revenue:
                 1,000,000 AAA          Capital Appreciation, Sr. Notes, Series A, MBIA-Insured,
                                         zero coupon due 1/1/24                                        295,000
                 3,000,000 AAA          Capital Appreciation, Series C, MBIA-Insured,
                                         zero coupon due 1/1/23                                        937,500
                 2,000,000 AAA          Sr. Sub. Notes, Series A, AMBAC-Insured,
                                         5.000% due 1/1/39                                           1,825,000
                 2,000,000 AAA       Route 3 North Transportation Improvement Association,
                                      Massachusetts Leasing Revenue, MBIA-Insured,
                                      5.375% due 6/15/29                                             2,007,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,853,437
--------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS -- 100%
                                     (Cost -- $64,229,859**)                                       $64,893,539
--------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Income from this is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied new ratings.
(d) Residual interest bond-coupon varies inversely with level of short-term tax-exempt interest rates.
(e) Variable rate obligation payable at par at any time on no more than seven days notice.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 13 and 14 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



12 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Bond Ratings (unaudited)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB and B -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B".
            While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
            "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
            Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be con-
            sidered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR       -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


13 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

14 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Short-Term Security Ratings (unaudited)

  SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay princi- pal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
  A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
  VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
  P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 Security Descriptions (unaudited)

ABAG   --Association of Bay Area
         Governments
ACA    --American Capital Access
AIG    --American International Guaranty
AMBAC  --AMBAC Indemnity Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance
CONNIE
 LEE   --College Construction Loan
         Insurance Association
COP    --Certificate of Participation
EDA    --Economic Development
         Authority
FGIC   --Financial Guaranty Insurance
         Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage
         Corporation
FLAIRS --Floating Adjustable Interest Rate
         Securities
FNMA   --Federal National Mortgage
         Association
FRTC   --Floating Rate Trust Certificates
FSA    --Federal Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage
         Association
GO     --General Obligation
HDC    --Housing Development
         Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters Company
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors
         Assurance Corporation
MVRICS --Municipal Variable Rate lnverse
         Coupon Security
PCR    --Pollution Control Revenue
PSF    --Permanent School Fund
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt
         Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation
         Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWD   --Variable Rate Wednesday
         Demand

 Statement of Assets and Liabilities (unaudited)                   May 31, 2001



ASSETS:
  Investments, at value (Cost -- $64,229,859)                        $64,893,539
  Interest receivable                                                  1,249,175
  Receivable for Fund shares sold                                         60,595
  Receivable for securities sold                                          45,000
---------------------------------------------------------------------------------
  Total Assets                                                        66,248,309
---------------------------------------------------------------------------------
LIABILITIES:
  Payable to bank                                                        613,142
  Distribution fee payable                                                22,740
  Administration fee payable                                              10,765
  Investment advisory fee payable                                          8,129
  Accrued expenses                                                        76,132
---------------------------------------------------------------------------------
  Total Liabilities                                                      730,908
---------------------------------------------------------------------------------
Total Net Assets                                                     $65,517,401
---------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                         $     5,202
  Capital paid in excess of par value                                 66,337,343
  Undistributed net investment income                                     63,254
  Accumulated net realized loss from security transactions            (1,552,078)
  Net unrealized appreciation of investments                             663,680
---------------------------------------------------------------------------------
Total Net Assets                                                     $65,517,401
---------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                              3,123,006
--------------------------------------------------------------------------------
  Class B                                                              1,829,122
--------------------------------------------------------------------------------
  Class L                                                                250,311
--------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                          $12.60
--------------------------------------------------------------------------------
  Class B *                                                               $12.59
--------------------------------------------------------------------------------
  Class L **                                                              $12.58
--------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)       $13.13
---------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)       $12.71
---------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 4).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


15 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Statement of Operations (unaudited)


For the Six Months Ended May 31, 2001

INVESTMENT INCOME:
  Interest                                                              $ 2,011,790
-------------------------------------------------------------------------------------
EXPENSES:
  Distribution fee (Note 4)                                                 118,235
  Investment advisory fee (Note 4)                                           98,938
  Administration fee (Note 4)                                                65,959
  Shareholder communications                                                 27,825
  Audit and legal                                                            21,007
  Shareholder and system servicing fees                                      14,812
  Trustees' fees                                                              6,916
  Pricing service fees                                                        5,348
  Custody                                                                     1,890
  Registration fees                                                           1,512
  Other                                                                       3,521
-------------------------------------------------------------------------------------
  Total Expenses                                                            365,963
------------------------------------------------------------------------------------
Net Investment Income                                                     1,645,827
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5):
  Realized Loss From Security Transactions
  (excluding short-term securities):
   Proceeds from sales                                                   11,665,015
   Cost of securities sold                                               11,845,413
------------------------------------------------------------------------------------
  Net Realized Loss                                                        (180,398)
------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period                                                     (815,028)
   End of period                                                            663,680
------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                 1,478,708
------------------------------------------------------------------------------------
Net Gain on Investments                                                   1,298,310
------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                  $ 2,944,137
------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



16 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Statements of Changes in Net Assets



For the Six Months Ended May 31, 2001 (unaudited) and the Year Ended November 30, 2000

                                                                      2001         2000

---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $ 1,645,827  $  3,297,080
  Net realized loss                                                  (180,398)     (986,274)
  Increase in net unrealized appreciation                           1,478,708     2,284,526
---------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                            2,944,137     4,595,332
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                            (1,632,427)   (3,258,678)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                   (1,632,427)   (3,258,678)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                  7,192,915    11,097,282
  Net asset value of shares issued for reinvestment of dividends      898,613     1,892,931
  Cost of shares reacquired                                        (8,995,327)  (14,802,492)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                (903,799)   (1,812,279)
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     407,911      (475,625)
NET ASSETS:
  Beginning of period                                              65,109,490    65,585,115
---------------------------------------------------------------------------------------------
  End of period*                                                  $65,517,401  $ 65,109,490

---------------------------------------------------------------------------------------------
* Includes undistributed net investment income of :                   $63,254       $49,854

---------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


17 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Notes to Financial Statements (unaudited)



1. Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; ( j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

During November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("Guide").This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities.The Fund currently does not accrete market discount. Upon adoption, the Fund will be required to


18 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders
record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase to unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Fund. At this time, the Fund has not completed its analysis of the impact of this accounting change.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup") acts as investment adviser to the Fund. The Fund pays SBFM a fee calculated at an annual rate of 0.30% of its average daily net assets.This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million.This fee is calculated daily and paid monthly.


19 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended May 31, 2001, the Fund paid transfer agent fees of $8,592 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase.This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.There is also a CDSC of 1.00% on Class A shares, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate.These purchases do not incur an initial sales charge.

For the six months ended May 31, 2001, SSB received sales charges of $37,000 and $2,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSC's paid to SSB were approximately $1,000 and $15,000 for Class A and B shares, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets of each class.


20 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

For the six months ended May 31, 2001, total Distribution Plan fees incurred were:

                       Class A Class B Class L

-----------------------------------------------
Distribution Plan Fees $29,069 $78,470 $10,696
----------------------------------------------

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the six months ended May 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

---------------------
Purchases $10,931,336
---------------------
Sales      11,665,015
---------------------

At May 31, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------
Gross unrealized appreciation $ 2,273,721
Gross unrealized depreciation  (1,610,041)
------------------------------------------
Net unrealized appreciation   $   663,680
------------------------------------------

6. Capital Loss Carryforward

At November 30, 2000, the Fund had, for Federal income tax purposes, approximately $1,361,500 of unused capital loss carryforwards available to offset future capital gains.To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on November 30 of the year indicated:

                       2007     2008

---------------------------------------
Carryforward Amounts $382,500 $979,000
--------------------------------------


21 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

7. Shares of Beneficial Interest

At May 31, 2001, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At May 31, 2001, total paid-in capital amounted to the following for each class:

                        Class A     Class B    Class L

---------------------------------------------------------
Total Paid-in Capital $38,988,005 $24,064,297 $3,290,243
--------------------------------------------------------

Transactions in shares of each class were as follows:

                                   Six Months Ended          Year Ended
                                     May 31, 2001        November 30, 2000
                                ---------------------- ----------------------
                                 Shares      Amount     Shares      Amount

  ----------------------------------------------------------------------------
  Class A
  Shares sold                    450,539  $ 5,674,358   441,608  $ 5,342,166
  Shares issued on reinvestment   46,294      583,182    95,615    1,146,655
  Shares reacquired             (315,324)  (3,991,500) (522,797)  (6,283,448)
  ---------------------------------------------------------------------------
  Net Increase                   181,509  $ 2,266,040    14,426  $   205,373
  ---------------------------------------------------------------------------
  Class B
  Shares sold                     94,386  $ 1,205,743   456,901  $ 5,500,760
  Shares issued on reinvestment   21,196      266,833    54,681      655,484
  Shares reacquired             (390,719)  (4,927,474) (669,826)  (8,053,609)
  ---------------------------------------------------------------------------
  Net Decrease                  (275,137) $(3,454,898) (158,244) $(1,897,365)
  ---------------------------------------------------------------------------
  Class L
  Shares sold                     24,849  $   312,814    21,149  $   254,356
  Shares issued on reinvestment    3,864       48,598     7,574       90,792
  Shares reacquired               (6,062)     (76,353)  (38,562)    (465,435)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)         22,651  $   285,059    (9,839) $  (120,287)
  ---------------------------------------------------------------------------



22 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Financial Highlights



For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                        2001/(1)(2)/ 2000/(2)/ 1999/(2)/    1998     1997     1996

---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                     $12.35     $12.09     $13.32    $13.18   $12.99   $12.96
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/               0.39       0.65       0.62      0.65     0.66     0.68
  Net realized and unrealized
   gain (loss)                             0.19       0.26      (1.23)     0.34     0.32     0.02
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        0.58       0.91      (0.61)     0.99     0.98     0.70
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                   (0.33)     (0.65)     (0.62)    (0.64)   (0.67)   (0.67)
  In excess of net investment income         --         --         --     (0.01)      --       --
  Net realized gains                         --         --         --     (0.20)   (0.12)      --
--------------------------------------------------------------------------------------------------
Total Distributions                       (0.33)     (0.65)     (0.62)    (0.85)   (0.79)   (0.67)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $12.60     $12.35     $12.09    $13.32   $13.18   $12.99
--------------------------------------------------------------------------------------------------
Total Return                               4.69%++    7.79%     (4.73)%    7.66%    7.85%    5.65%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $39,343    $36,324    $35,386   $37,451  $32,736  $30,109
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                            0.85%+     0.87%      0.85%     0.76%    0.80%    0.80%
  Net investment income                    5.28+      5.42       4.84      4.84     5.07     5.32
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      20%        50%        66%       51%      58%      23%
--------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser waived all or part of its fees for each of the years in the two-year period ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the actual expense ratios would have been as follows:

          Per Share Decreases      Expense Ratios
        to Net Investment Income Without Fee Waivers
        ------------------------ -------------------
            1997         1996       1997      1996
           -----        -----      -----     -----
Class A    $0.01        $0.01      0.88%     0.91%

 ++ Total return is not annualized as it may not be representative of the total return for the year.
 + Annualized.


23 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares                        2001/(1)(2)/ 2000/(2)/ 1999/(2)/    1998     1997     1996

---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                     $12.35     $12.08     $13.30    $13.17   $12.99   $12.96
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/               0.34       0.58       0.56      0.58     0.60     0.61
  Net realized and unrealized
   gain (loss)                             0.19       0.27      (1.23)     0.33     0.31     0.03
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        0.53       0.85      (0.67)     0.91     0.91     0.64
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                   (0.29)     (0.58)     (0.55)    (0.57)   (0.61)   (0.61)
  In excess of net investment income         --         --         --     (0.01)      --       --
  Net realized gains                         --         --         --     (0.20)   (0.12)      --
--------------------------------------------------------------------------------------------------
Total Distributions                       (0.29)     (0.58)     (0.55)    (0.78)   (0.73)   (0.61)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $12.59     $12.35     $12.08    $13.30   $13.17   $12.99
--------------------------------------------------------------------------------------------------
Total Return                               4.33%++    7.26%     (5.18)%    7.05%    7.25%    5.14%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $23,026    $25,977    $27,332   $30,285  $27,589  $28,874
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                            1.49%+     1.41%      1.36%     1.28%    1.31%    1.31%
  Net investment income                    4.64+      4.88       4.33      4.32     4.57     4.81
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      20%        50%        66%       51%      58%      23%
--------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser has waived all or part of its fees for each of the years in the two-year period ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                        Per Share Decreases      Expense Ratios
                                      to Net Investment Income Without Fee Waivers
                                      ------------------------ -------------------
                                       1997               1996  1997          1996
                                       ----               ----  ----          ----
                  Class B             $0.01              $0.01 1.39%         1.42%

++ Total return is not annualized as it may not be representative of the total return for the year.
+   Annualized.


24 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                             2001/(2)/ 2000/(2)/ 1999/(1)/ 1998/(3)/  1997    1996

---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $12.33    $12.07    $13.30    $13.16    $12.98  $12.95
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                 0.34      0.58      0.56      0.58      0.59    0.60
  Net realized and unrealized gain (loss)    0.20      0.25     (1.24)     0.34      0.31    0.03
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.54      0.83     (0.68)     0.92      0.90    0.63
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.29)    (0.57)    (0.55)    (0.57)    (0.60)  (0.60)
  In excess of net investment income           --        --        --     (0.01)       --      --
  Net realized gains                           --        --        --     (0.20)    (0.12)     --
--------------------------------------------------------------------------------------------------
Total Distributions                         (0.29)    (0.57)    (0.55)    (0.78)    (0.72)  (0.60)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $12.58    $12.33    $12.07    $13.30    $13.16  $12.98
--------------------------------------------------------------------------------------------------
Total Return                                 4.40%++   7.14%    (5.28)%    7.11%     7.21%   5.09%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $3,148    $2,808    $2,867    $1,895      $428    $179
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                              1.50%+    1.46%     1.39%     1.31%     1.34%   1.34%
  Net investment income                      4.64+     4.83      4.32      4.25      4.51    4.77
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        20%       50%       66%       51%       58%     23%
--------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) The investment advisor has waived all or part of its fees for each of the years in the two-year period ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                        Per Share Decreases      Expense Ratios
                                      to Net Investment Income Without Fee Waivers
                                      ------------------------ -------------------
                                       1997               1996  1997          1996
                                       ----               ----  ----          ----
                  Class L             $0.01              $0.01 1.42%         1.44%

++ Total return is not annualized as it may not be representative for the total return for the year.
+   Annualized.


26 Smith Barney Massachusetts Municipals Fund | 2001 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                                 MASSACHUSETTS
                                MUNICIPALS FUND


              TRUSTEES                INVESTMENT ADVISER
              Herbert Barg            AND ADMINISTRATOR
              Alfred J. Bianchetti    Smith Barney Fund
              Martin Brody            Management LLC
              Dwight B. Crane
              Burt N. Dorsett         DISTRIBUTOR
              Elliot S. Jaffe         Salomon Smith Barney Inc.
              Stephen E. Kaufman
              Joseph J. McCann        CUSTODIAN
              Heath B. McLendon,      PFPC Trust Company
               Chairman
              Cornelius C. Rose, Jr.  TRANSFER AGENT
              James Crisona, Emeritus Citi Fiduciary Trust Company
                                      125 Broad Street, 11th Floor
              OFFICERS                New York, New York 10004
              Heath B. McLendon
              President and           SUB-TRANSFER AGENT
              Chief Executive Officer PFPC Global Fund Services
                                      P.O. Box 9699
              Lewis E. Daidone        Providence, Rhode Island
              Senior Vice President   02940-9699
              and Treasurer

              Peter M. Coffey
              Vice President and
              Investment Officer

              Anthony Pace
              Controller

              Christina T. Sydor
              Secretary

  Smith Barney Massachusetts Municipals Fund





  This report is submitted for the general information of the shareholders of Smith Barney Massachusetts Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
  Smith Barney Mutual Funds
  7 World Trade Center
  New York, New York 10048

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds


  [LOGO OF SALOMON SMITH BARNEY]

  Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

  FD2227 7/01